New Accounting Standards	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
New Accounting Standards
New Accounting Standards
(3) New accounting standards
Recently-adopted standards
In May 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2021-04,
Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options
. The amendments in ASU
2021-04
provide guidance to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this ASU
2021-04
are effective for all entities for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, including interim periods within those fiscal years. The Company adopted ASU
2021-04
at January 1, 2022, and the adoption did not have a material impact on its consolidated financial statements.
In July 2021, the FASB issued ASU
2021-05,
Leases (Topic 842) Lessors—Certain Leases with Variable Lease Payments
, to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities as well as disclosing key information about leasing transactions. This guidance is effective for all entities for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years for public business entities. The Company adopted ASU
2021-05
at January 1, 2022, and the adoption did not have a material impact on its consolidated financial statements.
In November 2021, the FASB issued ASU
2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance
. This ASU increases the transparency of government assistance to include the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. The guidance in ASU
2021-10
is effective for financial statements of all entities, including private companies, for annual periods beginning after December 15, 2021, with early application permitted. Entities are required to provide the new disclosures prospectively for all transactions with a government entity that are accounted for under either a grant or a contribution accounting model and are reflected in the financial statements at the date of initially applying the new amendments, and to new transactions entered into after that date. The Company adopted ASU
2021-10
at January 1, 2022, and the adoption did not have a material impact on its consolidated financial statements.
Recently-issued standards
In July 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
which requires the measurement of all expected credit losses of financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. In addition, the ASU amends the accounting for credit losses on available-for-sale
debt securities and purchased financial assets with credit deterioration. ASU
2016-13
is effective for periods beginning after December 15, 2022, and interim periods within those fiscal years. The Company is currently evaluating the impact this ASU may have on its consolidated financial statements but does not expect it to have a material impact.
In October 2021, the FASB issued ASU
2021-08,
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
(“ASU
2021-08”).
This ASU requires that an acquirer entity in a business combination recognize and measure contract assets and liabilities acquired in a business combination at the acquisition date in accordance with Topic 606 as if the acquirer entity had originated the contracts. This ASU is effective for fiscal years beginning after December 15, 2022, and interim periods within those years. Early application of the amendments is permitted but should be applied to all acquisitions occurring in the annual period of adoption. The amendment should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The Company is currently evaluating the impact this ASU may have on its consolidated financial statements but does not expect it to have a material impact.
In March 2022, the FASB issued ASU
2022-01,
Derivatives and Hedging (Topic 815)
(“ASU
2022-01”),
which clarifies the guidance on fair value hedge accounting of interest rate risk for portfolios of financial assets. The standard is effective for public entities in fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted on any date on or after the issuance of ASU
2017-12.
The Company is currently evaluating the impact this ASU may have on its consolidated financial statements but does not expect it to have a material impact.
In March 2022, the FASB issued ASU
2022-02,
Financial Instruments—Credit Losses (Topic 326), Troubled Debt Restructurings and Vintage Disclosures
(“ASU
2022-02”).
ASU
2022-02
eliminates the current guidance on troubled debt restructurings (“TDRs”), enhances current and introduces new disclosure requirements related to loan modifications. ASU
2022-02
is effective for the Company for fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact this ASU may have on its consolidated financial statements but does not expect it to have a material impact.
In June 2022, the FASB issued ASU
2022-03,
“Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU
2022-03”).
ASU
2022-03
clarifies the guidance on the fair value measurement of an equity security that is subject to a contractual sale restriction and requires specific disclosures related to such an equity security. ASU
2022-03
is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact this ASU may have on its consolidated financial statements but does not expect it to have a material impact.

(3) New accounting standards
Recently-adopted standards
In December 2019, the FASB issued Accounting Standards Update (“ASU”)
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in ASC Topic 740,
Income Taxes
(“ASC 740”) and by clarifying and amending existing ASC 740 guidance. The guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2020. Early adoption was permitted. The Company adopted the guidance as of January 1, 2021. The adoption did not have a material impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options
(Subtopic 470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The guidance removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for such exception and simplifies the diluted earnings per share calculation in certain areas. The guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted in annual reporting periods ending after December 15, 2020. The Company early adopted the guidance as of January 1, 2021. The adoption did not have a material impact on the Company’s consolidated financial statements.